Designated accounting hedges (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Items Designated as Hedging Instruments

Designated hedging instruments

The following table provides a summary of financial instruments designated as hedging instruments:

$ millions, as at October 31, 2018	Notional amount of the hedging instrument (1)	Maturity range			Fair value of the hedging derivatives		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
		Less than 1 year	1-5 years	Over 5 years	Assets	Liabilities
Cash flow hedges
Foreign exchange risk
Foreign exchange forwards	$138	$138	$–	$–	$2	$–	$(5)
Cross-currency interest rate swaps	18,421	13,377	5,044	–	351	234	82
Interest rate risk
Interest rate swaps	4,468	395	4,073	–	–	15	(57)
Equity share price risk
Equity swaps	1,406	173	1,233	–	–	89	26
	$24,433	$14,083	$10,350	$–	$353	$338	$46
NIFO hedges
Foreign exchange risk
Foreign exchange forwards	$193	$193	$–	$–	$11	$6	$(4)
Deposits (2)	17,158	17,158	–	–	n/a	n/a	(388)
	$17,351	$17,351	$–	$–	$11	$6	$(392)
Fair value hedges
Interest rate risk
Interest rate swaps	$174,556	$50,347	$110,948	$13,261	$380	$164	$(36)
Foreign exchange / interest rate risk
Cross-currency interest rate swaps	36,308	15,528	19,267	1,513	799	795	(63)
Interest rate swaps	17,310	3,850	12,817	643	23	–	(15)
	$228,174	$69,725	$143,032	$15,417	$1,202	$959	$(114)
	$269,958	$101,159	$153,382	$15,417	$1,566	$1,303	$(460)

(1)

For some hedge relationships, we apply a combination of derivatives to hedge the underlying exposures, therefore, the notional amounts of the derivatives generally exceed the carrying amount of the hedged items.

(2)	Notional amount represents the principal amount of deposits as at October 31, 2018.
n/a	Not applicable.

Summary of Average Rate or Price of Hedging Instruments

The following table provides the average rate or price of the hedging derivatives:

As at October 31, 2018		Average exchange rate (1)		Average fixed interest rate	Average share price
Cash flow hedges
Foreign exchange risk
Foreign exchange forwards	USD – CAD	1.29		n/a	n/a
Cross-currency interest rate swaps	EUR – CAD	1.51		n/a	n/a
	GBP – CAD	1.72		n/a	n/a
	USD – CAD	1.28		n/a	n/a
Interest rate risk
Interest rate swaps		n/a	CAD	2.45%	n/a
		n/a	USD	2.16%	n/a
Equity share price risk
Equity swaps		n/a		n/a	$109.52
NIFO hedges
Foreign exchange risk
Foreign exchange forwards	AUD – CAD	0.93		n/a	n/a
	HKD – CAD	0.17		n/a	n/a
	JPY – CAD	0.01		n/a	n/a
Fair value hedges
Interest rate risk
Interest rate swaps		n/a	CAD	1.84%	n/a
Foreign exchange / interest rate risk
Cross-currency interest rate swaps	EUR – CAD	1.49		0.10%	n/a
	GBP – CAD	1.60		1.06%	n/a
	USD – CAD	1.30		2.36%	n/a
Interest rate swaps		n/a	EUR	0.05%	n/a
		n/a	GBP	0.78%	n/a

(1)	Includes average foreign exchange rates and interest rates relating to significant hedging relationships.
n/a	Not applicable.

Summary of Notional Amounts and Carrying Value of Our Hedging Related Derivative Instruments

The following table provides the notional and carrying values of the derivatives designated as the hedging instruments in 2017:

	Derivatives notional amount	Carrying value
$ millions, as at October 31, 2017		Positive	Negative
Fair value hedges	$210,019	$1,717	$907
Cash flow hedges	23,332	419	315
NIFO hedges	5,712	318	–
	$239,063	$2,454	$1,222

Summary of Items Designated as Hedged Items

Designated hedged items

The following table provides information on designated hedged items:

	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
$ millions, as at or for the year ended October 31, 2018	Assets	Liabilities	Assets	Liabilities
Cash flow hedges (1)
Foreign exchange risk
Forecasted expenses	n/a	n/a	n/a	n/a	$5
Deposits	$–	$13,456	n/a	n/a	(81)
Interest rate risk
Loans	4,463	–	n/a	n/a	57
Equity share price risk
Share-based payment	–	1,186	n/a	n/a	(27)
	$4,463	$14,642	n/a	n/a	$(46)
NIFO hedges	$17,351	$–	n/a	n/a	$392
Fair value hedges (2)
Interest rate risk
Securities	$17,046	$–	$(370)	$–	$(338)
Loans	61,363	–	(1,036)	–	(626)
Deposits	–	72,839	–	(1,205)	907
Subordinated indebtedness	–	3,893	–	(48)	58
Foreign exchange / interest rate risk
Loans	6	–	–	–	–
Deposits	–	19,844	–	(112)	82
	$78,416	$96,576	$(1,404)	$(1,364)	$83

(1)	As at October 31, 2018, the amount remaining in AOCI related to the discontinued cash flow hedges was immaterial.
(2)	As at October 31, 2018, the accumulated fair value hedge net liability adjustment remaining on the consolidated balance sheet related to discontinued fair value hedges was $153 million.
n/a	Not applicable.

Summary of Hedge Accounting Gains (Losses) On the Consolidated Statement Of Income And Consolidated Statement Of Comprehensive Income

Hedge accounting gains (losses) on the consolidated statement of income and consolidated statement of comprehensive income

$ millions, for the year ended October 31, 2018	Beginning balance of AOCI – hedge reserve (after-tax)	Change in the value of the hedging instrument recognized in OCI (before-tax)	Amount reclassified from accumulated OCI to income (before-tax) (1)	Tax benefit (expense)	Ending balance of AOCI hedge reserve (after-tax)	Hedge ineffectiveness gains (losses) recognized in income
Cash flow hedges
Foreign exchange risk	$5	$6	$(6)	$–	$5	$–
Interest rate risk	(3)	(56)	(2)	16	(45)	–
Equity share price risk	31	17	(27)	1	22	(1)
	$33	$(33)	$(35)	$17	$(18)	$(1)
NIFO hedges – foreign exchange risk
Hedges of net investment in foreign operations	$(780)	$(392)	$–	$43	$(1,129)	$–

(1)	During the year ended October 31, 2018, the amount reclassified from AOCI to net income for cash flow hedges of forecasted transactions that were no longer expected to occur was nil.

$ millions, for the year ended October 31, 2018	Gains (losses) on the hedging instruments	Gains (losses) on the hedged items attributed to hedged risk	Hedge Ineffectiveness gains (losses) recognized in income
Fair value hedges
Interest rate risk	$(36)	$1	$(35)
Foreign exchange / interest rate risk	(78)	82	4
	$(114)	$83	$(31)

Summary of Hedge Ineffectiveness Gains (Losses) Recognized in Consolidated Statement of Income

The following table presents hedge ineffectiveness gains (losses) recognized in the consolidated statement of income for 2017 and 2016:

$ millions, for the year ended October 31	2017	2016
Fair value hedges (1)
Gains (losses) on hedging instruments	$(24)	$(520)
Gains (losses) on hedged items attributable to hedged risks	73	458
	$49	$(62)
Cash flow hedges (2)(3)	$–	$–

(1)	Recognized in Net interest income.
(2)	Recognized in Non-interest income – Other and Non-interest expenses – Other.
(3)	Includes NIFO hedges.

Summary of Periods when Cash Flows Designated as Hedged

As at October 31, 2017, the cash flows designated as hedged items were expected to occur as follows:

$ millions, as at October 31, 2017	Within 1 year	1 – 3 years	3 – 8 years	Over 8 years
Net cash flows	$(465)	$(921)	$(8)	$–